Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,931	SFr 1,931
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 443	SFr 443
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	122.1	72.4
Granted (in shares)	0.0	50.9
Settled (in shares)	(25.6)	(26.8)
Forfeited (in shares)	(0.5)	(0.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	96.0	96.0
of which vested (in shares)	8.7	8.7	8.7
of which unvested (in shares)	87.3	87.3	87.3
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 756	SFr 756
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	166.3	110.5
Granted (in shares)	6.7	68.2
Settled (in shares)	(40.4)	(45.2)
Forfeited (in shares)	(1.0)	(1.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	131.6	131.6
of which vested (in shares)	10.4	10.4	10.4
of which unvested (in shares)	121.2	121.2	121.2
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,857	SFr 1,857
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M20, the Bank granted 48.9 million performance share awards at a weighted-average share price of CHF 10.66. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Total estimated unrecognized compensation expense	SFr 424	SFr 424
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 10.66
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		69.7
Granted (in shares)		48.9
Settled (in shares)		(26.1)
Forfeited (in shares)		(0.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	92.0	92.0
of which vested (in shares)	7.9	7.9
of which unvested (in shares)	84.1	84.1
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M20, the Bank granted 63.2 million share awards at a weighted-average share price of CHF 10.71. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Vesting period		3 years
Total estimated unrecognized compensation expense	SFr 734	SFr 734
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 10.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		101.9
Granted (in shares)		63.2
Settled (in shares)		(42.7)
Forfeited (in shares)		(2.0)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	120.4	120.4
of which vested (in shares)	9.1	9.1
of which unvested (in shares)	111.3	111.3
Bank | Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Risk takers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Bank | Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Senior managemement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years